Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,467,362.62

Principal:
Principal Collections	$24,151,609.61
Prepayments in Full	$14,726,895.26
Liquidation Proceeds	$70,687.40
Recoveries	$0.00
Sub Total	$38,949,192.27
Collections	$41,416,554.89

Purchase Amounts:
Purchase Amounts Related to Principal	$50,637.77
Purchase Amounts Related to Interest	$24.47
Sub Total	$50,662.24

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,467,217.13

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	4
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,467,217.13
Servicing Fee	$1,071,251.32	$1,071,251.32	$0.00	$0.00	$40,395,965.81
Interest - Class A-1 Notes	$6,791.07	$6,791.07	$0.00	$0.00	$40,389,174.74
Interest - Class A-2 Notes	$64,466.83	$64,466.83	$0.00	$0.00	$40,324,707.91
Interest - Class A-3 Notes	$113,765.00	$113,765.00	$0.00	$0.00	$40,210,942.91
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$40,155,817.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,155,817.91
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$40,132,793.74
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,132,793.74
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$40,114,589.07
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,114,589.07
Regular Principal Payment	$70,599,584.15	$40,114,589.07	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$41,467,217.13

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$40,114,589.07
Total					$40,114,589.07
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$40,114,589.07	$195.71	$6,791.07	$0.03	$40,121,380.14	$195.74
Class A-2 Notes	$0.00	$0.00	$64,466.83	$0.14	$64,466.83	$0.14
Class A-3 Notes	$0.00	$0.00	$113,765.00	$0.25	$113,765.00	$0.25
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$40,114,589.07	$30.48	$281,376.74	$0.21	$40,395,965.81	$30.69

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$70,599,584.15	0.3444386	$30,484,995.08	0.1487291
Class A-2 Notes	$455,060,000.00	1.0000000	$455,060,000.00	1.0000000
Class A-3 Notes	$455,060,000.00	1.0000000	$455,060,000.00	1.0000000
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,181,509,584.15	0.8978855	$1,141,394,995.08	0.8674005

Pool Information
Weighted Average APR	2.500%	2.486%
Weighted Average Remaining Term	57.07	56.23
Number of Receivables Outstanding	41,262	40,414
Pool Balance	$1,285,501,582.71	$1,246,470,952.41
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,195,256,489.37	$1,159,237,991.93
Pool Factor	0.9081614	0.8805876

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$87,232,960.48
Targeted Overcollateralization Amount	$128,957,971.20
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$105,075,957.33

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		48	$30,800.26
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$30,800.26
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0288%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0002%
Second Prior Collection Period			0.0001%
Prior Collection Period			0.0449%
Current Collection Period			0.0292%
Four Month Average (Current and Prior Three Collection Periods)			0.0186%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		193	$79,982.43
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$79,982.43
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0057%

Average Realized Loss for Receivables that have experienced a Realized Loss			$414.42
Average Net Loss for Receivables that have experienced a Realized Loss			$414.42

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.25%	95	$3,156,473.49
61-90 Days Delinquent	0.04%	14	$444,573.28
91-120 Days Delinquent	0.00%	1	$21,591.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.29%	110	$3,622,637.77

Repossession Inventory:
Repossessed in the Current Collection Period		9	$375,681.64
Total Repossessed Inventory		13	$509,657.66

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0237%
Prior Collection Period			0.0315%
Current Collection Period			0.0371%
Three Month Average			0.0308%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0374%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	4

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	105	$3,927,899.65
2 Months Extended	88	$3,404,771.83
3+ Months Extended	10	$359,046.26

Total Receivables Extended	203	$7,691,717.74

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer